Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of other provisions

in € thousand	June 30, 2026	December 31, 2025
Non-current	560	694
Current	14,144	6,010
PROVISIONS	14,704	6,705